Document and Entity Information	Aug. 16, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2024
Registrant Name	Fidelity Aberdeen Street Trust
Central Index Key	0000880195
Investment Company Type	N-1A
Amendment Flag	false